Consolidated Statements Of Equity (USD $) In Thousands, except Share data	Total	Ordinary Share	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Total Shareholders Equity	Noncontrolling Interest
Balance at Dec. 31, 2009	$ 640,551	$ 14	$ 298,408	$ 301,476	$ 40,651		$ 640,549	$ 2
Balance (in shares) at Dec. 31, 2009		109,390,440
Net income	155,466			155,466			155,466
Dividends declared ($0.40 in 2012, $0.30 in 2011 and $0.20 in 2010 per share)	(22,799)			(22,799)			(22,799)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares		1,229,319
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	11,160		11,160				11,160
Issuance of ordinary shares in secondary offering (in shares)		4,000,000
Issuance of ordinary shares in secondary offering	149,661	1	149,660				149,661
Share-based compensation	7,385		7,385				7,385
Foreign currency translation adjustments	25,179				25,179		25,179
Balance at Dec. 31, 2010	966,603	15	466,613	434,143	65,830		966,601	2
Balance (in shares) at Dec. 31, 2010		114,619,759
Net income	166,925			166,629			166,629	296
Non-controlling interests arising from acquisition of subsidiaries	7,847							7,847
Dividends declared ($0.40 in 2012, $0.30 in 2011 and $0.20 in 2010 per share)	(34,522)			(34,522)			(34,522)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares		1,109,276
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	7,121		7,121				7,121
Share-based compensation	12,580		12,580				12,580
Foreign currency translation adjustments	34,310				34,309		34,309	1
Purchase of treasury stock (in shares)	(387,454)	(387,454)
Purchase of treasury stock	(10,160)					(10,160)	(10,160)
Others	731			(66)			(66)	797
Balance at Dec. 31, 2011	1,151,435	15	486,314	566,184	100,139	(10,160)	1,142,492	8,943
Balance (in shares) at Dec. 31, 2011		115,341,581
Net income	182,282			180,209			180,209	2,073
Non-controlling interests arising from acquisition of subsidiaries	34,124							34,124
Dividends declared ($0.40 in 2012, $0.30 in 2011 and $0.20 in 2010 per share)	(46,401)			(46,401)			(46,401)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares		2,092,950
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	24,593		24,593				24,593
Share-based compensation	14,156		14,156				14,156
Foreign currency translation adjustments	16,420				16,417		16,417	3
Reissuance of treasury stock in relation to exercise of options/issuance of restricted shares			(10,160)			10,160
Others	506		(623)				(623)	1,129
Balance at Dec. 31, 2012	$ 1,377,115	$ 15	$ 514,280	$ 699,992	$ 116,556		$ 1,330,843	$ 46,272
Balance (in shares) at Dec. 31, 2012		117,434,531